Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Treasury shares	Retained earnings (accumulated deficit)	Currency translation adjustment	Net profit (loss)	Non-controlling interests
Balance at beginning of period (in shares) at Dec. 31, 2021		49,815,489,000
Balance at beginning of period at Dec. 31, 2021	€ 119,097	€ 12,454	€ 444,438	€ (986)	€ (404,090)	€ 22		€ 67,259
+ Net profit (loss)	(10,399)						€ (10,399)
Other comprehensive income	397				238	159
Comprehensive income	(10,002)				238	159		(10,399)
Increase (decrease) through appropriation of retained earnings, equity	0				67,259			(67,259)
Increase (decrease) through share-based payment transactions, equity	148		148
Increase (decrease) through treasury share transactions, equity	(65)			(65)
Increase (decrease) through other changes, equity	(12)				(12)
Balance at end of period (in shares) at Jun. 30, 2022		49,815,489,000
Balance at end of period at Jun. 30, 2022	109,166	€ 12,454	444,586	(1,051)	(336,605)	181		(10,399)
+ Net profit (loss)	(13,320)						(13,320)
Other comprehensive income	(1,505)				20	(1,525)
Comprehensive income	(14,825)				20	(1,525)		(13,320)
Increase (decrease) through appropriation of retained earnings, equity	0				0			0
Capital increase (shares)		19,494,000
Increase Decrease Through Capital Increase	0	€ 5			(5)
Increase (decrease) through share-based payment transactions, equity	97		97
Increase (decrease) through treasury share transactions, equity	73			73
Increase (decrease) through other changes, equity	€ 17				17
Balance at end of period (in shares) at Dec. 31, 2022	49,834,983	49,834,983,000
Balance at end of period at Dec. 31, 2022	€ 94,528	€ 12,459	444,683	(978)	(336,573)	(1,344)		(23,719)
+ Net profit (loss)	(20,854)						€ (20,854)
Other comprehensive income	255				50	205
Comprehensive income	(20,599)				50	205		(20,854)
Increase (decrease) through appropriation of retained earnings, equity	0				(23,719)			23,719
Increase (decrease) through share-based payment transactions, equity	274		274
Increase (decrease) through treasury share transactions, equity	94			94
Increase (decrease) through other changes, equity	€ 223				223
Balance at end of period (in shares) at Jun. 30, 2023	49,834,983	49,834,983,000
Balance at end of period at Jun. 30, 2023	€ 74,520	€ 12,459	€ 444,957	€ (884)	€ (360,019)	€ (1,139)		€ (20,854)